Earnings (Loss) Per Common Share (EPS)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share (EPS)

19. EARNINGS (LOSS) PER COMMON SHARE (EPS)

For Fiscal 2016, the Company computed earnings per share using the two-class method, in which there was an allocation of its earnings between holders of its common stock and holders of its participating securities. The Company applied this method in Fiscal 2016 since during the third quarter of Fiscal 2016, holders of its restricted stock and vested and unvested RSUs were granted non-forfeitable rights to dividends and dividend-equivalents, respectively, and hence became participating holders of its common stock for purposes of computing basic earnings per share (see Note 16). Basic earnings per share for all periods presented were calculated based on the weighted average number of outstanding shares of common stock for the period. Diluted earnings per share was calculated consistent with the basic earnings per share calculation plus the effect of dilutive unissued shares of common stock related to stock options, restricted stock and RSUs, as applicable, to the extent that they were considered dilutive. The table below details the computation of the Company’s basic and diluted EPS:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Numerator:
Net income (loss)	$136,288	$37,111	$(37,943)
Less: Distributed earnings allocated to nonvested awards	(461)	—	—
Less: Undistributed earnings allocated to nonvested awards	(1,063)	—	—

Numerator for basic and diluted earnings (loss) per share	$134,764	$37,111	$(37,943)

Denominator:
Average shares outstanding — Basic	$71,101,484	$65,350,463	$64,209,838
Potential effect of nonvested restricted stock awards	—	831,402	—
Potential effect of nonvested stock options	569	—	—

Average shares outstanding — Diluted	71,102,053	66,181,865	64,209,838

Net income (loss) per common share—Basic	$1.90	$0.57	$(0.59)
Net income (loss) per common share—Diluted	$1.90	$0.56	$(0.59)
Dividend per share	$0.28	$—	$—
Antidilutive awards excluded from the computation of diluted EPS (incremental shares):
Restricted stock	332,955	—	—
RSUs	360,130	—	—

For Fiscal 2016, the Company applied the two-class method of computing earnings per share, which is an earnings allocation formula that determines earnings per share for common stock and participating securities according to dividends distributed and participation rights in undistributed earnings. For diluted earnings per share, it requires dilutive earnings per share to be computed using two methods, and the most dilutive method selected. The incremental shares shown in the table above were excluded from the computation of diluted earnings per share because the treasury stock method was determined to be less dilutive.